CAPITAL STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
CAPITAL STOCK

NOTE 8:  CAPITAL STOCK

2015 Share Transactions

Private placements

In January, 2015, the Company entered into a Securities Purchase Agreement with certain investors for the sale of 7,320,000 units at a purchase price of $0.20 per unit, for a total purchase price of approximately $1,250,000, net of finders’ fee and offering expenses of approximately $214,000. Each unit consisting of (i) one share of the Company’s Common Stock, (ii) one Series A warrant to purchase one share of common stock, (iii) one Series B warrant to purchase one share of common stock (iv) one Series C warrant to purchase one share of common stock, (v) one Series D warrant to purchase one share of common stock, and (vi) one Series E warrant to purchase one share of common stock (the Series A, B, C, D and E warrants are hereby collectively referred to as the “January 2015 Warrants”). Series A warrants are exercisable at $1.50 per share, with a five year term. Series B warrants are exercisable at $0.40 per share, with a six month term. Series C warrants are exercisable at $1.00 per share, with a five year term. Series D warrants are exercisable at $0.75 per share only if and to the extent that the Series B warrants are exercised, with a five year term from the date that the Series B warrants are exercised. Series E warrants are exercisable at $1.25 per share, only if and to the extent that the Series C warrants are exercised, with a five year term from the date that the Series C warrants are exercised.

Pursuant to a placement agent agreement, the Company agreed to issue warrants to purchase 366,000 common shares with substantially the same terms as the January 2015 Warrants.

The Series A warrants were issued with price reset features. The fair value of these warrants was determined to be $1,346,000 and recognized as a derivative liability.

The fair value of Series B, C, D & E warrants was determined to be $4,635,000 and was included within equity.

In March, 2015, the Company entered into a Securities Purchase Agreement with certain accredited investors for the sale of 5,000,000 units at a purchase price of $0.20 per unit, for a total purchase price of approximately $950,000, net of finders’ fee and offering expenses of approximately $50,000. Each unit consisting of (i) one share of the Company’s Common Stock, (ii) one Series A warrant to purchase one share of common stock, (iii) one Series B warrant to purchase one share of common stock (iv) one Series C warrant to purchase one share of common stock, (v) one Series D warrant to purchase one share of common stock, and (vi) one Series E warrant to purchase one share of common stock (the Series A, B, C, D and E warrants are hereby  collectively referred to as the “March 2015 Warrants”). The March 2015 Warrants have substantially the same terms as the January 2015 Warrants.

Pursuant to a placement agent agreement, the Company agreed to issue warrants to purchase 125,000 common shares with substantially the same terms as the March 2015 Warrants.

The Series A warrants were issued with price reset features. The fair value of these warrants was determined to be $744,000 and recognized as a derivative liability.

The fair value of Series B, C, D & E warrants was determined to be $2,588,000 and was included within equity.

Share Purchase Warrants

A summary of the Company’s share purchase warrants as of March 31, 2015 and changes during the period is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Balance, December 31, 2014	2,659,417	1.83	4.15
Issued	62,090,975	1.03	3.96
Exercised	-	-	-
Extinguished or expired	(7,500)	50.00	-
Balance, March 31, 2015	64,742,892	$1.01	3.95

NOTE 10:  CAPITAL STOCK

Stock Split and increase in authorized shares

On February 18, 2014, the Company completed a reverse stock split thereby issuing 1 new share for each 100 outstanding shares of the Company’s common stock and amended the Company’s Articles of Incorporation to increase the authorized shares of common stock from 150,000,000 shares of common stock to 500,000,000 shares.

Share Capital

On January 6, 2014, the Company designated 1,250,000 Series A preferred shares par value $0.001 (“Series A Convertible Preferred Stock”). Each share of Series A Convertible Preferred Stock automatically converted into five (5) shares of the Company’s common stock upon the occurrence of the 1:100 reverse stock split.

On February 18, 2014, the Company created a class of up to 1,500,000 preferred shares, par value $0.001, called Series B convertible preferred stock (“Series B Convertible Preferred Stock”). The terms of the Series B Convertible Preferred Stock are:

•	rank pari passu to the common stock with respect to rights on liquidation, winding up and dissolution;

•	have no dividend rights except as may be declared by the Board in its sole and absolute discretion;

•	shall have the right to cast one thousand (1,000) votes for each share held of record on all matters submitted to a vote of holders of the Corporation’s common stock; and

•	shall automatically convert into seven (7) shares of common upon the occurrence of a 1:100 reverse stock split.

All prior period share transactions included in the Company’s stock transactions and balances have been retroactively restated for the reverse stock splits described above. There are no shares outstanding under preferred shares as of December 31, 2014.

2014 Share Transactions

Consulting services

During the year ended December 31, 2014, the Company issued in aggregate 811,000 shares of common stock in exchange for consulting services for which performance was complete. The fair value of the common stock recognized was approximately $954,000.

Private placements

During the year ended December 31, 2014, the Company entered into a Securities Purchase Agreement with a single institutional investor for the sale of 1,886,792 units at a purchase price of $1.06 per unit, for a total purchase price of $1,836,000, net of finders’ fee of $164,000. Each unit consists of one common share and one share purchase warrant exercisable at $1.17 for a period of 5 years. The Company also issued 94,340 placement agent share purchase warrants to acquire an equivalent number of common shares of the Company, at an exercise price of $1.325 per share for an exercise period of up to five years from the issuance date. The warrants were included within equity. The fair value of these warrants was determined to be $111,000, using the Black-Scholes Option Pricing Model with a contractual term of 5 years, a risk free interest rate of 1.66%, a dividend yield of 0%, and an expected volatility of 150.3%.

During the year ended December 31, 2014, the Company received subscription proceeds of $265,000 for 265,000 units. Each unit consists of one share of common stock and one share purchase warrant exercisable at $2.50 for a period of 3 years. The Company also issued 5,250 shares of common stock as finders’ fee relating to the subscription proceeds. The fair value of the common stock was determined to be $5,250.

Stock Compensation Plan

On October 14, 2009, the Company adopted the 2009 Stock Incentive Plan (the “2009 Plan”) which supersedes and replaces the 2007 Stock Plan. The 2009 Plan allows for the issuance of up to 100,000 common shares. Options granted under the Plan shall be at prices and for terms as determined by the Board of Directors.

The expensed portion of the value of the granted and vested options during the year ended December 31, 2014 was $15,000 (2013 - $132,093) which was recorded as stock based consulting and management fees.

Share purchase options

A summary of the Company’s stock options as of December 31, 2014 and 2013 and changes during the years is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life

Balance, December 31, 2012	65,430	18.00	6.05
Issued	-	-	-
Cancelled/Forfeited	-	-	-

Balance, December 31, 2013	65,430	18.00	5.04
Issued	-	-	-
Cancelled/Forfeited	-	-	-
Balance, December 31, 2014	65,430	$18.00	4.04

At December 31, 2014, the intrinsic value of the vested options was equal to $nil (2013 - $nil).

A summary of the status of the Company’s unvested options as of December 31, 2014 is presented below:

	Number of Shares	Weighted Average Grant-Date Fair Value

Unvested, December 31, 2013	1,111	$18.00
Granted	-	-
Vested	(833)	18.00
Cancelled	-	-

Unvested, December 31, 2014	278	$18.00

Share Purchase Warrants

In September, 2014, the Company issued 100,000 share purchase warrants to acquire an equivalent number of common shares of the Company, at an exercise price of $1.15 per share for an exercise period of up to five years from the issuance date. The warrants were issued pursuant to a service agreement. The fair value of these warrants was determined to be $105,000, using the Black-Scholes Option Pricing Model with a contractual term of 5 years, a risk free interest rate of 1.63%, a dividend yield of 0%, and an annual volatility of 150.18%.

In March, 2014, the Company issued 100,000 share purchase warrants to acquire an equivalent number of common shares of the Company, at an exercise price of $4.00 per share for an exercise period of up to four years from the issuance date. The warrants were issued pursuant to a technology option agreement. The fair value of these warrants was determined to be $303,000 and was recorded in general and administrative expenses. The weighted average assumptions used for the Black-Scholes option-pricing model to value these warrants were: volatility of 156.6%, risk free rate of 1.4%, term of 4 years and dividend rate of 0%. The Company used the Black-Scholes option-pricing model as the resultant fair value is not significantly different than the Monte Carlo option pricing model. In August 2014, the Company repriced the 100,000 warrants by reducing the exercise price from $4.00 to $1.06. As a result, the Company recorded incremental fair value of $14,000 during the year ended December 31, 2014.

A summary of the Company’s share purchase warrants as of December 31, 2014 and changes during the year is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life

Balance, December 31, 2013	149,452	25.85	2.76
Issued	2,546,132	1.30	4.23
Exercised	-	-	-
Extinguished or expired	(36,167)	40.00	-
Balance, December 31, 2014	2,659,417	$1.83	4.15